Equity - Disclosure of development of outstanding shares (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Equity [abstract]
Number of shares outstanding, beginning balance (in shares)	138,243,160	105,114,763
Share-based compensation exercises (in shares)	544,660	2,578,636
Capital Increase (in shares)	0	30,549,761
Number of shares outstanding, ending balance (in shares)	138,787,820	138,243,160